NOTE 20: RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of transactions between related parties [abstract]
Disclosure of information about key management personnel	Key management compensation includes:
	Years ended December 31,
	2018	2017	2016
Salaries and benefits	$1,063,748	$221,700	$195,000
Share-based payments	892,417	–	–
	$1,956,165	$221,700	$195,000